LOAN PAYABLE	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LOAN PAYABLE

Note 14. CONVERTIBLE NOTES PAYABLE

In May 2022, we entered into two separate but identical $300,000 (total $600,000), 10.00% annual interest rate convertible notes payable (“Convertible Notes”) with two individual consultants (“Note Holder”) to assist with services including an initial public offering preparation and listing to NASDAQ or other national exchange, assist the Company and its counsel in preparing a code of conduct and employment agreements, franchise development, and valuation increase through growth among other services. The original terms of each note include a 15% original issue discount (“OID”), 292 warrants, no prepayment penalty and a maturity of February 25, 2023.

The warrants are exercisable at $4,800 per share for five years and a cashless option and a mandatory exercise over $9,600 with no prepayment penalty. The warrants are non-exercisable for one year from issuance. The valuation assumptions used in the Black-Sholes model to determine the fair value of each warrant awarded in 2022: expected stock price volatility ranged from 40.06% to 80.17%; expected term in years 5.00 with a discount for the one-year lockout period; and risk-free interest rate 2.95%.

The Note Holder has the right, at any time on or after the issuance date and prior to the maturity date, to convert all or any portion of the then outstanding and unpaid principal plus any accrued interest thereon into shares of the Company’s common stock. The per share conversion price will be convertible into shares of common stock equal to 70% multiplied by the lower of (i) the volume weighted average of the closing sales price of the common stock on the date that the Company’s listing on the NASDAQ Global Market or other national exchange (“Uplisting”) is successfully consummated or (ii) the lowest closing price for the five trading days following the date of Uplisting, not including the Uplisting day.

In the event the Company (i) makes a public announcement that it intends to be acquired by, consolidate or merge with any other corporation or entity (other than a merger in which the Company is the surviving or continuing corporation and its capital stock is unchanged) or sell or transfer all or substantially all of the assets of the Company; or (ii) any person, group or entity (including the Company) publicly announces a tender offer to purchase 50% or more of the common stock, then the conversion price will be equal to the lower of the conversion price and a 25% discount to the announced acquisition provided, that, the conversion will never be less than a price that is the lower of (iii) the closing price (as reflected on Nasdaq.com) immediately preceding the signing of these notes; or (iv) the average closing price of the Company’s common stock (as reflected on Nasdaq.com) for the five trading days immediately preceding the signing of these notes.

In 2022 and at the time off issuance, the Company elected to follow the relative fair value method to allocate the proceeds to the warrants, OID, and convertible notes (collectively the “Financial Instruments”). Total estimated fair value of the Financial Instruments was $1,387,060. The pro-rata allocation of the $450,000 total proceeds was $282,109 to the warrants, $21,899 to the OID and $145,992 to the convertible notes. The fair value of the warrants exceeded the pro-rata allocation of proceeds to the warrants and the convertible notes by $445,032, which the Company recorded as interest expense at the time of issuance.

Based on an estimated 70% discounted conversion price, the Company recorded $192,857 in interest expense and a corresponding increase in the notes payable. The Company has elected to account for the convertible notes at fair market value. The fair market value will be adjusted at each reporting period. The total outstanding balance for each convertible note as of December 31, 2022, was $225,000 (total $450,000) and accrued interest was $16,480. In March 2023, we extended each note’s maturity to July 31, 2023 and increased each note’s borrowing limit to $375,000.

In July 2023, the Company and Convertible Note Holders entered into Warrant Cancellation Agreements, whereby the warrants were cancelled when the Merger (business combination) with Deep Medicine Acquisition Corp. was completed. Also in July 2023, the convertible notes were modified whereby the maturity date was extended by up to an additional eight months (February 29, 2024), to be in two extensions of four months each. Five days prior to the extension deadline the Company was to issue 9,000 shares (total 18,000 shares if the Company elects the two extensions) of the Company’s stock. The Company did elect the extension. The Company has not issued the shares as of the date of this filing.

There was zero OID remaining as of June 30, 2024 and December 31, 2023, and there was no OID interest expense or amortization recorded during the six months ended June 30, 2024 and 2023.

Deep Medicine Acquisition Corp [Member]
LOAN PAYABLE

Note 8 – Loan payable

On September 30, 2023, the Company issued a promissory note in principal amount of $84,617 to a third party, in connection with the premium payment for the Company’s Directors and Officers insurance. This note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, or (b) the date of the liquidation of the Company. Under no circumstances shall any individual, including but not limited to any officer, director, employee or stockholder of the Company, be obligated personally for any obligations or liabilities of the note.

TRUGOLF HOLDINGS, INC.

F/K/A DEEP MEDICINE ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

On November 2, 2023, the Company executed a Loan Agreement (together, the “Loan Agreements”) with each of Greentree Financial Group, Inc. and Finuvia, LLC (together, the “PIPE Investors”). Pursuant to the terms and conditions of the Loan Agreements, the Company shall issue the PIPE Investors up to $8,000,000 in principal amount of convertible notes and warrants to purchase 727,273 shares of Class A common stock of the Company after the closing of the Business Combination between the Company and TruGolf, pursuant to the Restated Merger Agreement. For additional information, refer to the Company’s Current Report on Form 8-K as filed with the SEC on November 2, 2023.

On December 7, 2023, the Company executed additional Loan Agreements in substantially the same form (together, the “Loan Agreements”) with each of Li Holding, Inc., a Florida corporation, L&H, Inc., a Nevada corporation, and JAK Opportunities VI, LLC, a Delaware limited liability company, (together, the “PIPE Investors”). Pursuant to the terms and conditions of the Loan Agreements, the Company shall issue the PIPE Investors up to an aggregate of $5,000,000 in principal amount of convertible notes and warrants to purchase an aggregate of 454,545 shares of Class A common stock of the Company after the closing (the “Closing”) of the business combination between the Company and TruGolf (the “Business Combination”) pursuant to the Merger Agreement, as amended. Additionally, on December 7, 2023, the Company and Finuvia, LLC entered into an Amended and Restated Loan Agreement (the “Finuvia Loan Agreement”) to amend and restate the original loan agreement entered between them as of November 2, 2023 to reduce the principal amount of the convertible notes from up to $2,500,000 to up to $500,000 and reduce the amount warrants to purchase Class A common stock of the Company from 227,273 to 45,455. The total PIPE investment from the November 2, 2023 investments and the December 7, 2023 investments was up to an aggregate of $11,000,000 in the principal amount of the convertible notes and warrants to purchase an aggregate of 1,000,000 Class A common stock of the Company. For additional information, refer to the Company’s Current Report on Form 8-K as filed with the SEC on December 7, 2023.